Loss On Deconsolidation of Subsidiaries - Schedule of the (Loss) on Deconsolidation Recognized by the Company (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of the Gain (Loss) on Deconsolidation Recognized by the Company [Line Items]
Total loss on deconsolidation	$ (7,688)	$ (45,160)
Gain on deconsolidation of RDYJ [Member]
Schedule of the Gain (Loss) on Deconsolidation Recognized by the Company [Line Items]
Total loss on deconsolidation		5,604
(Loss) on deconsolidation of Jiangsu YJYC [Member]
Schedule of the Gain (Loss) on Deconsolidation Recognized by the Company [Line Items]
Total loss on deconsolidation		(50,764)
(Loss) on deconsolidation of Jiangsu Jingmo [Member]
Schedule of the Gain (Loss) on Deconsolidation Recognized by the Company [Line Items]
Total loss on deconsolidation	$ (7,688)